FAIR VALUE MEASUREMENTS - Warrant liabilities (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value, beginning balance	$ 655,098
Change in valuation inputs or other assumptions	658,226	$ 0	$ 655,098
Fair value, ending balance	$ 1,313,324		$ 655,098